Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000228990 | SECLEND | Fidelity Investments Money Market Government Portfolio
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000228990 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000228990 | 35473P819 | Franklin FTSE China ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000228990 | 464286632 | iShares MSCI Israel ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000228990 | 35473P686 | Franklin FTSE Taiwan ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000228990 | 464286814 | iShares MSCI Netherlands ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000228990 | 35473P710 | Franklin FTSE South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228990 | 35473P769 | Franklin FTSE India ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228990 | 464286806 | iShares MSCI Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228990 | 46429B606 | iShares MSCI Poland ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228990 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000228990 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000228990 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.10%
C000228990 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	13.90%
C000190408 | SECLEND | Fidelity Investments Money Market Government Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000190408 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000190408 | 464287606 | iShares S&P Mid-Cap 400 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000190408 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000190408 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000190408 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000190408 | 464287515 | iShares Expanded Tech-Software Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000190408 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190408 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190408 | 464287556 | iShares Biotechnology ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190408 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000190408 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000190408 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.40%
C000190408 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	10.60%
C000223946 | SECLEND | Fidelity Investments Money Market Government Portfolio
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000223946 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223946 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223946 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223946 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223946 | 46222L108 | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223946 | 00827B106 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223946 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223946 | 042068205 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223946 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223946 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000223946 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223946 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223946 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223946 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223946 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223946 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223946 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223946 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000223946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000223946 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000223946 | Technology
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000223946 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.80%
C000223946 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	88.20%